Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, former CEO, chairman of the Board and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Hermann Limited	Shareholder of the Company
6	Smart Bloom Global Limited	Shareholder of the Company, owned by Wu Zhihua

Amount due from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of March 31, 2025	As of September 30, 2024
Hermman Limited(1)	Prepayment for service provided by related parties	$1,142,885	$-
Mrs. Qi Xiaoyu(2)	Interest bearing loan to related parties	100,565	-
Total		$1,243,450	$-

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.

(2)	The loan had been returned in April 2025.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of March 31, 2025	As of September 30, 2024
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	$-	$208,943
Ms. Wu Shunyu	Expenses paid on behalf of the Group	-	105,601
Total		$-	$314,544

Related party transactions

	For the six months ended March 31,
Nature	2025	2024
Expenses paid on behalf of the Group by related parties
Mr. Fuyunishiki Ryo	$-	$65,538
Mrs. Qi Xiaoyu	-	241,147
Ms. Wu Shunyu	-	6,130
Total	$-	$312,815

	For the six months ended March 31,
Nature	2025	2024
Repayment to related parties		$
Ms. Wu Shunyu	$105,601	-
Mr. Fuyunishiki Ryo	208,637	75,849
Mrs. Qi Xiaoyu	-	253,155
Total	$314,238	$329,004

	For the six months ended March 31,
Nature	2025	2024
Interest bearing loan to related parties with an annual interest rate of 4%
Mrs. Qi Xiaoyu	$99,876	$-
Total	$99,876	$-

	For the six months ended March 31,
Nature	2025	2024
Service provided by related parties
Hermann Limited(1)	$342,988	$-
Total	$342,988	$-

(1)	The company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2025. For the six months ended March 31, 2025, the amortized expense amount is $342,988, and the remaining amount is $1,142,885.

	For the six months ended March 31,
Nature	2025	2024
Stock-based compensation(1)
Wu Zhihua	$1,209,000	$-
Total	$1,209,000	$-

(1)	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.
	For the six months ended March 31,
Nature	2025	2024
Repurchase of Class A Shares by issuing Class B Shares
Smart Bloom Global Limited (Wu Zhihua)	$500	$-
Total	$500	$-

19. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of September 30,
		2024	2023
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$-	$1,206,121
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	208,943	108,002
Mr. Wu Zhihua	Expenses paid on behalf of the Group	-	-
Ms. Wu Shunyu	Expenses paid on behalf of the Group	105,601	99,481
Total		$314,544	$1,413,604

Related party transactions

	For the years ended September 30,
Nature	2024	2023	2022
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$6,669	$1,480,137	$1,165,096
Ms. Wu Shunyu	6,120	30,222	104,225
Mr. Fuyunishiki Ryo	433,680	218,038	78,240
Mr. Wu Zhihua	-	-	76,299
Total	$446,469	$1,728,398	$1,424,460

Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$2,815,899	$-	$-
Mr. Fuyunishiki Ryo	86,478	-	-
Mr. Wu Zhihua	129,090	-	-
Total	$3,031,467	$-	$-

Repayment to (receivable from) related parties
Mrs. Qi Xiaoyu	$4,035,593	$-	$-
Mr. Fuyunishiki Ryo	428,409	-	-
Mr. Wu Zhihua	129,090	-	-
Ishiyama	-	(35,990)	34,552
Total	$4,593,092	$(35,990)	$34,552